NOTE 9. INCOME TAXES	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
NOTE 9. INCOME TAXES

NOTE 9. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of income tax expense for the nine months ended September 30, 2017 and 2016 are as follows

	For the Nine Months Ended
	September 30, 2017	September 30, 2016
Current tax expense	$7,247	$—
Deferred tax expense	—	—
Tax expense (benefit)	$7,247	$—

The Company had $7,247 and $0 of income tax liability as of September 30, 2017 and December 31, 2016, respectively.